Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Mid Cap Index Fund (Institutional 3 Class) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Carlisle Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional 3 Class) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Mid Cap Index Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Carlisle Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional 2 Class) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Mid Cap Index Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Mid Cap Index Fund (Institutional Class) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional Class) | Carlisle Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional Class) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Institutional Class) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Mid Cap Index Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Mid Cap Index Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Mid Cap Index Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Mid Cap Index Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Mid Cap Index Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Mid Cap Index Fund (Institutional Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Mid Cap Index Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Mid Cap Index Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Mid Cap Index Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Mid Cap Index Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mid Cap Index Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Mid Cap Index Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Mid Cap Index Fund (Class A) | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Class A) | Carlisle Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Class A) | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund (Class A) | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | Avantor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | BioMarin Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Mid Cap Index Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Mid Cap Index Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Mid Cap Index Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Mid Cap Index Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Mid Cap Index Fund (Class A) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Mid Cap Index Fund (Class A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Mid Cap Index Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Mid Cap Index Fund (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Mid Cap Index Fund (Class A) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Mid Cap Index Fund (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Mid Cap Index Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Mid Cap Index Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%